Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Minimum [Member]
Derivative [Line Items]
Variable interest rate on debt	0.60%
Maximum [Member]
Derivative [Line Items]
Variable interest rate on debt	3.25%
Interest rate swap agreements
Derivative [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	$ (33,578)
U.S. Dollar-denominated interest rate swaps 1 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	181,906
Fair Value / Carrying Amount of (Liability)	$ 816
Weighted- Average Remaining Term (Years)	4 years 4 months 24 days
Fixed Rate Payable	0.70%
U.S. Dollar-denominated interest rate swaps 3 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 139,169
Fair Value / Carrying Amount of (Liability)	$ (1,963)
Weighted- Average Remaining Term (Years)	3 years
Fixed Rate Payable	1.40%
U.S. Dollar-denominated interest rate swaps 4 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 283,729
Fair Value / Carrying Amount of (Liability)	$ (20,757)
Weighted- Average Remaining Term (Years)	2 years 3 months 18 days
Fixed Rate Payable	3.60%
U.S. Dollar-denominated interest rate swaps 5 | LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 150,761
Interest Rate Fair Value Hedge Derivative at Fair Value, Net	$ (7,773)
Weighted- Average Remaining Term (Years)	5 years 2 months 12 days
Fixed Rate Payable	2.30%
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 58,613
Fair Value / Carrying Amount of (Liability)	$ (3,901)
Weighted- Average Remaining Term (Years)	1 year 10 months 24 days
Fixed Rate Payable	3.90%